Accrued liabilities (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued interest payable	1,836	4,758
Payroll liabilities	11,970	9,423
Liabilities related to equipment leases	190	760
Income and other taxes payable	1,659	1,332
Accrued liabilities	15,655	16,273